Consolidated Statement of Financial Position - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 3,046,602	$ 24,522
Other receivables	305,007	183,005
Prepayments and other assets	1,587,521	95,700
Total current assets	4,939,130	303,227
Non-current assets
Plant and equipment	18,056	16,642
Intangible assets	20,158,270	20,437,958
Total non-current assets	20,176,326	20,454,600
Total assets	25,115,456	20,757,827
Current liabilities
Trade and other payables	892,791	1,558,186
Deferred Revenue	118,704	125,359
Borrowings, net	3,882,778	2,084,152
Derivative liability	1,279,184
Employee benefits provisions	105,198	98,368
Total current liabilities	6,278,655	3,866,065
Non-current liabilities
Borrowings	13,550	1,759,447
Employee benefits provisions	29,488	20,018
Total non-current liabilities	43,038	1,779,465
Total liabilities	6,321,693	5,645,530
Net assets	18,793,763	15,112,297
Equity
Issued capital	33,594,052	26,608,227
Accumulated losses	(14,800,289)	(11,495,930)
Total equity	$ 18,793,763	$ 15,112,297